LOOMIS SAYLES FUNDS II

May 5, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds II

(File Nos.: 033-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2020, for the Loomis Sayles High Income Fund and Loomis Sayles Investment Grade Bond Fund, each a series of Loomis Sayles Funds II, do not differ from those contained in Post-Effective Amendment No. 94 that was filed electronically on April 28, 2020.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

VERY TRULY YOURS,

/S/ JOHN DELPRETE
John DelPrete Assistant Secretary